The Company	12 Months Ended
Dec. 31, 2022
Text block [abstract]
The Company
NOTE 1: THE COMPANY
Unless otherwise indicated, “Celyad,” “Celyad Oncology”, “the Company,” “our company,” “the Group,” “we,” “us” and “our” refer to Celyad Oncology SA and its consolidated subsidiaries.
The Company is a biotechnology company focused on the research and development of chimeric antigen receptor T cell (CAR T) therapies for cancer.
Celyad Oncology SA was incorporated on July 24, 2007, under the name “Cardio3 BioSciences”. Celyad is a limited liability company (Société Anonyme) governed by Belgian law with its registered office at Axis Parc, Rue Edouard Belin 2,
B-1435
Mont-Saint-Guibert, Belgium (company number 0891.118.115).
The Company’s ordinary shares are listed on NYSE Euronext Brussels and NYSE Euronext Paris regulated markets and the Company’s American Depositary Shares (ADSs) are listed on the Nasdaq Global Market, all under the ticker symbol CYAD.
The Company has three fully owned subsidiaries (together, the Group) located in Belgium (Biological Manufacturing Services SA) and in the United States (Celyad Inc. and Corquest Medical, Inc.).
These consolidated financial statements have been approved for issuance by the Company’s Board of Directors on March 23, 2023. These statements have been audited by EY Réviseurs d’Entreprises / EY Bedrijfsrevisoren SRL/BV, the statutory auditor of the Company and independent registered public accounting firm.
The annual report is available to the public free of charge to the above-mentioned address or via the Company’s website (
https://celyad.com/investors/regulated-information/
).
Key event 2022
In September 2022, under the terms of an asset purchase agreement between the Company and Cellistic (the cell therapy development and manufacturing business of Ncardia BV), Cellistic agreed to acquire the Company’s Good Manufacturing Practice (GMP) grade cell therapy manufacturing facility, including the existing facility and all related personnel (the “Manufacturing Business Unit”, “Cell Therapy Manufacturing Unit”, or “CTMU”), in Mont-Saint-Guibert, Belgium, for a total consideration of €6.0
million and effective as of January 1, 2023, the Group sold certain fixed assets to Cellistic and the Group also leased part of the building from Cellistic. For more information on the financial consequences of this transaction, refer to notes 7, 8, 26, 28, 30 and 37.
In October 2022, the Company announced its new business strategy “Celyad 2.0”, under which the Company intends to focus on maximizing its intellectual property (IP) portfolio and strengthening its research focus. Based on this strategic and financial review, the Company has decided to discontinue the development of its remaining clinical programs. Under Celyad 2.0, the Company shifts from an organization focused on clinical development to one prioritizing R&D discovery and the monetization of its IP portfolio through partnerships, collaborations and license agreements. For more information on the financial consequences of this decision, refer to notes 7, 21, 22, 23, 24, 26, 28 and 29.